Condensed Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Income Statement [Abstract]
Net sales	$ 4,011	$ 3,804	$ 7,863	$ 7,394	$ 14,950	$ 15,054	$ 14,467
Cost of sales	1,786	1,646	3,513	3,280	6,665	6,635	6,619
Gross profit	2,225	2,158	4,350	4,114	8,285	8,419	7,848
Selling, general, and administrative expenses	1,522	1,375	3,024	2,725	5,633	5,484	4,956
Other (income) expense, net, operating (Note 10)	1	13	(16)	8	(23)	15	3,871
Operating income (loss)	702	770	1,342	1,381	2,675	2,920	(979)
Other expense (income), net	10	(5)	40	(6)	38	(5)	37
Interest expense, net	53	0	54	0
Income (Loss) before taxes	639	775	1,248	1,387	2,637	2,925	(1,016)
Provision for taxes	209	171	488	255	550	894	(137)
Net income	$ 430	$ 604	$ 760	$ 1,132	$ 2,087	$ 2,031	$ (879)
Basic and diluted net income per share
Basic (per share)	$ 0.23	$ 0.35	$ 0.43	$ 0.66
Diluted (per share)	$ 0.23	$ 0.35	$ 0.43	$ 0.66
Basic and diluted weighted-average common stock
Basic (shares)	1,838	1,716	1,777	1,716
Diluted (in shares)	1,838	1,716	1,777	1,716